                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 2, 2011
                                      FOR
               HARTFORD LIFE AND ANNUITY THE ONE(R) PROVIDER(SM)
             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

We no longer file a fully updated prospectus and statement of additional information ("SAI") in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2010. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, 100 Campus Drive, Suite 250, Florham Park, NJ 07932

1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

                    INVESTMENT DIVISION:                                              PURCHASES SHARES OF:
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond Investment Division        Class 1 of JPMorgan Insurance Trust Core Bond Portfolio
 JPMorgan Insurance Trust Intrepid Growth Investment Division  Class 1 of JPMorgan Insurance Trust Intrepid Growth Portfolio
 JPMorgan Insurance Trust Equity Index Investment Division     Class 1 of JPMorgan Insurance Trust Equity Index Portfolio
 JPMorgan Insurance Trust U.S. Equity Investment Division      Class 1 of JPMorgan Insurance Trust U.S. Equity Portfolio
 JPMorgan Insurance Trust Mid Cap Growth Investment Division   Class 1 of JPMorgan Insurance Trust Mid Cap Growth Portfolio
 JPMorgan Insurance Trust Intrepid Mid Cap Investment          Class 1 of JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
 Division
 JPMorgan Insurance Trust Mid Cap Value Investment Division    Class 1 of JPMorgan Insurance Trust Mid Cap Value Portfolio
 Fidelity VIP Equity-Income Investment Division                Service Class of the Equity-Income Portfolio of the Fidelity
                                                               Variable Insurance Products
 Fidelity VIP High Income Investment Division                  Service Class of the High Income Portfolio of the Fidelity
                                                               Variable Insurance Products
 Fidelity VIP Money Market Investment Division                 Initial Class of the Money Market Portfolio of the Fidelity
                                                               Variable Insurance Products

                    INVESTMENT DIVISION:                                              PURCHASES SHARES OF:
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Asset Manager Investment Division                Service Class of the Asset Manager(SM) Portfolio of the Fidelity
                                                               Variable Insurance Products
 Fidelity VIP Index 500 Investment Division                    Initial Class of the Index 500 Portfolio of the Fidelity Variable
                                                               Insurance Products
 Fidelity VIP Growth Opportunities Investment Division         Service Class of the Growth Opportunities Portfolio of the
                                                               Fidelity Variable Insurance Products
 Putnam VT International Equity Investment Division            Class IB of the Putnam VT International Equity Fund of Putnam
                                                               Variable Trust
 Putnam VT Voyager Investment Division                         Class IB of the Putnam VT Voyager Fund of Putnam Variable Trust

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2010:

                                                 MINIMUM            MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                0.10%              1.14%
(Expenses that are deducted from
Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees and other
expenses)

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2010, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $503,179.90 (excluding indirect benefits received by offering HLS Funds as investment options).

3. DEATH BENEFITS AND POLICY VALUES

The following is added to the "Death Benefits and Policy Values" section of the prospectus:

VALID DEATH CLAIMS: The Company will pay the Death Proceeds (death benefit minus any outstanding Debt plus any rider benefits payable) to the beneficiary normally within seven days after proof of death of the Insured is received by us, at Hartford Life Private Placement, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.

4. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

5. PREMIUMS

You may send premium payments to us by means of the following methods:

     By Mail

     You should send premium payments to the following address:

     The Hartford
     Attn: Client and Policy Operations
     100 Campus Drive
     Suite 250
     Florham Park, NJ 07932

     By Wire

     You may also arrange to pay your premium by wire by calling 1-800-854-3384.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive the Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives via telephone at 1-800-854-3384 or via mail at The Hartford, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.